TRANSACTIONS WITH RELATED PARTIES - Balances and transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total assets	R$ 4,760,464	R$ 6,482,454
LIABILITIES
Total liabilities	1,205,299	870,771
RESULT
Total income (expense)	1,515,639	697,303
Federal Government
ASSETS
Total assets	5,588,131	5,464,005
Federal Government, Reimbursement obligations
ASSETS
Total assets	5,588,131	5,464,005
LIABILITIES
Total liabilities	27,263,406	33,907,307
Federal Government - Banco do Brasil
LIABILITIES
Total liabilities	2,505,777	3,581,431
Federal Government - Caixa Economica Federal
LIABILITIES
Total liabilities	4,769,371	6,193,508
Federal Government - BNDES
LIABILITIES
Total liabilities	5,245,281	6,111,435
Federal Government - Global Reversion Reserve
LIABILITIES
Total liabilities	2,314,672	3,599,238
Federal Government - Petrobras
LIABILITIES
Total liabilities	7,121,333	8,928,835
National Treasury - Itaipu
LIABILITIES
Total liabilities	5,306,972	5,492,860
Jointly-controlled and associated companies
ASSETS
Customers	59,147	55,360
Accounts receivable	20,628	12,492
Advances for future capital increase	1,540	181,257
Dividens/JCP receivable	333,997	205,540
Loans and financing	4,296,503	5,865,035
Other assets	48,649	162,770
Total assets	4,760,464	6,482,454
LIABILITIES
Suppliers	44,279	34,913
Provisions	1,129,242	818,164
Contributions payable - sponsor		14,875
Bills to pay	29,877	820
Accounts payable	1,901	1,999
Total liabilities	1,205,299	870,771
RESULT
Revenue from generation		2,729
Revenue from the use of electricity	394,725	598,004
Revenue from energy sales	85,315	81,576
Revenue from service provision	116,580	104,692
Other revenue	12,649	1,210
Energy purchased for resale	(809,451)	(748,229)
Fees for the use of the network	(93,536)	(106,887)
Charges	(4,001)	(4,078)
Other expenses	(327,528)	(328)
Financial revenue	437	6,308
Financial expenses		(4)
Revenue from the use of electric energy	2,140,449	762,311
Total income (expense)	1,515,639	697,304
Baguari
ASSETS
Total assets	355	362
RESULT
Total income (expense)	450	435
Belo Monte Transmissora
ASSETS
Total assets	34,674	14,363
LIABILITIES
Total liabilities	2,738	2,664
RESULT
Total income (expense)	(50,568)	(36,491)
Caldas Novas Transmissao
ASSETS
Total assets	483	1,248
LIABILITIES
Total liabilities	2	2
RESULT
Total income (expense)	692	467
CEB Lajeado
ASSETS
Total assets	12,150	19,589
CEEE-D
ASSETS
Total assets	10,270	12,490
RESULT
Total income (expense)	770	955
Chapecoense Geraao
ASSETS
Total assets	740	29,830
Companhia Energtica Sinop
ASSETS
Total assets	1,071	914
LIABILITIES
Total liabilities	772	388
RESULT
Total income (expense)	(5,207)	(3,310)
Companhia Hidreletrica Teles Pires
ASSETS
Total assets	4,996	6,371
LIABILITIES
Total liabilities	17,221	9,560
RESULT
Total income (expense)	(149,448)	(179,165)
Centro de Solucoes Estratgicas - CSE
ASSETS
Total assets	1,697
RESULT
Total income (expense)	3,445
Eletros
LIABILITIES
Total liabilities	1,129,242	833,039
RESULT
Total income (expense)	(4,001)	(4,078)
Provisions for employee benefits	1,129,242	833,039
EMAE
ASSETS
Total assets	92,174	4,456
Empresa de Energia Sao Manoel
ASSETS
Total assets	1,446	1,339
LIABILITIES
Total liabilities	3,440	3,346
RESULT
Total income (expense)	(95,137)	(25,486)
Energia Olmpica
ASSETS
Total assets		428
RESULT
Total income (expense)	(1,673)	93
Enerpeixe
ASSETS
Total assets	12,259	12,792
LIABILITIES
Total liabilities	10,249	3,387
RESULT
Total income (expense)	(112,221)	(33,769)
Equatorial Maranho D
ASSETS
Total assets	85,838	38,936
RESULT
Total income (expense)	19,015	10,337
Energia Sustentvel do Brasil S.A.
ASSETS
Total assets	15,276	152,431
LIABILITIES
Total liabilities	34,380	13,592
RESULT
Total income (expense)	(368,612)	(245,174)
Foz do Chapeco
ASSETS
Total assets	959	879
RESULT
Total income (expense)	11,098	10,738
Fronteira Oeste - FOTE
ASSETS
Total assets	341	41,325
LIABILITIES
Total liabilities	2
RESULT
Total income (expense)	428	682
Renewable Transenergy
ASSETS
Total assets	8,146	11,668
LIABILITIES
Total liabilities	134	131
RESULT
Total income (expense)	(1,607)	(1,705)
Interligao Eltrica Garanhuns
ASSETS
Total assets	8,055
LIABILITIES
Total liabilities	263	269
RESULT
Total income (expense)	(3,404)	(3,624)
Interligao Eltrica Madeira
ASSETS
Total assets	5,717
LIABILITIES
Total liabilities	3,719	2,668
RESULT
Total income (expense)	(139,669)	(36,571)
Itaipu
ASSETS
Total assets	4,241,949	5,874,600
RESULT
Total income (expense)	2,120,648	751,019
Lagoa Azul Transmissora
ASSETS
Total assets	132	130
LIABILITIES
Total liabilities	9	10
RESULT
Total income (expense)	6,514	116
Lajeado Energia
ASSETS
Total assets	100,280	23,975
Madeira Energia
RESULT
Total income (expense)	9,796
Manaus Construcao
ASSETS
Total assets	23,298	9,178
Mata de Santa Genebra
ASSETS
Total assets	438
LIABILITIES
Total liabilities	659
RESULT
Total income (expense)	(128,619)
MGE Transmissao
ASSETS
Total assets	5,634	5,634
LIABILITIES
Total liabilities	78	75
RESULT
Total income (expense)	(720)	(810)
Norte Brasil Transmissora de Energia
ASSETS
Total assets	80	100
LIABILITIES
Total liabilities	605	663
RESULT
Total income (expense)	(7,738)	(8,622)
Norte Energia
ASSETS
Total assets	39,854	29,270
RESULT
Total income (expense)	171,256	267,014
Paranaiba Transmissora de Energia
ASSETS
Total assets	6,163	5,985
LIABILITIES
Total liabilities	338	341
RESULT
Total income (expense)	(3,834)	(3,963)
Retiro Baixo Energtica
ASSETS
Total assets	5,083	7,582
Rouar
RESULT
Total income (expense)	16
Santo Antonio Energia
ASSETS
Total assets	19,725	18,397
LIABILITIES
Total liabilities	811
RESULT
Total income (expense)	230,628	222,851
Serra Facao Energia
ASSETS
Total assets		45
RESULT
Total income (expense)	68	93
Sistema de Transmisso Nordeste - STN
ASSETS
Total assets	344	346
LIABILITIES
Total liabilities	365	529
RESULT
Total income (expense)	(1,514)	(3,462)
Tijoa Participaes e Investimentos
ASSETS
Total assets	1,187	873
RESULT
Total income (expense)	12,524	16,985
Transenergia Gois
ASSETS
Total assets	46
LIABILITIES
Total liabilities	28
RESULT
Total income (expense)	2,003
Transenergia Sao Paulo
ASSETS
Total assets	14,760	17,271
LIABILITIES
Total liabilities	24	24
RESULT
Total income (expense)	(272)	(282)
Transnorte
ASSETS
Total assets	134
LIABILITIES
Total liabilities	11	13
RESULT
Total income (expense)	764	562
Triangulo Mineiro Transmissora
ASSETS
Total assets	11
LIABILITIES
Total liabilities	90
RESULT
Total income (expense)	(1,108)
Transmissora Sul Litornea de Energia -TSLE
ASSETS
Total assets	4,162	8,075
LIABILITIES
Total liabilities	17	7
RESULT
Total income (expense)	1,428	1,964
Transenergia Renovavel
ASSETS
Total assets	520	4,492
LIABILITIES
Total liabilities	42
RESULT
Total income (expense)	(479)	(527)
Vale do Sao Bartolomeu
ASSETS
Total assets	17	1,262
LIABILITIES
Total liabilities	60	63
RESULT
Total income (expense)	R$ (73)	31
Vamcruz Participacoes
ASSETS
Total assets		R$ 125,818